                      DFA INVESTMENT DIMENSIONS GROUP INC.

                     Emerging Markets Core Equity Portfolio

                            SUPPLEMENT TO PROSPECTUS
                              DATED MARCH 30, 2005

Emerging Markets Core Equity Portfolio

(A)  As a consequence  of entering into a Fee Waiver  Agreement for the Emerging
     Markets  Core  Equity  Portfolio,   Dimensional  Fund  Advisors  Inc.  (the
     "Advisor")  has  contractually  agreed  to waive  all or a  portion  of its management fee to reduce the  Portfolio's  expenses up to the amount of its total management fee when the Portfolio's  total operating  expenses exceed
     1.00% of the  Portfolio's  average net assets on an annualized  basis. As a consequence, the following changes are made in the Prospectus:

(i)  The  disclosure  relating to the  Emerging  Markets  Core Equity  Portfolio contained  in the Annual Fund  Operating  Expenses  table on page 17 of the
     Prospectus is deleted, and replaced with the following:

                                                                          Fee Waiver
                                                                 Total     and/or
                                                                Annual     Expense or
        Annual Fund Operating Expenses   Management   Other   Operating   (Recovery)      Net
        (as a % of average net assets)      Fee     Expenses   Expenses   Assumption*  Expenses

Emerging Markets Core
Equity Portfolio(6). . . .                 0.55%     0.60%      1.15%      0.15%         1.00%

(ii) The asterisk  footnote to the Annual Fund Operating  Expenses table on page
     17 of the Prospectus is deleted, and replaced with the following:

     *    Pursuant to a Fee Waiver and Expense Assumption Agreement for the U.S.
          Large Company Portfolio,  Enhanced U.S. Large Company Portfolio,  U.S.
          Small XM  Value  Portfolio,  International  Small  Company  Portfolio,
          Japanese Small Company Portfolio, Pacific Rim Small Company Portfolio,
          United  Kingdom Small  Company  Portfolio,  Continental  Small Company
          Portfolio,  Emerging  Markets  Portfolio and DFA Short-Term  Municipal
          Bond  Portfolio,  the Advisor has agreed to waive  certain fees and/or assume  certain  expenses  of  the  Portfolios,  as  described  in the footnotes  below.  Pursuant to a Fee Waiver Agreement for the Emerging
          Markets Core Equity Portfolio, the Advisor has agreed to waive certain fees as described  in footnote  (6) below.  The Fee Waiver and Expense
          Assumption  Agreement  for the  Portfolios  listed  above  and the Fee
          Waiver  Agreement for the Emerging  Markets Core Equity Portfolio will remain in effect  through April 1, 2006,  and shall continue in effect from  year to year  thereafter  unless  terminated  by DFA  Investment
          Dimensions Group Inc. or the Advisor.

(iii)Footnote (6) to the Annual Fund Operating  Expenses table on page 19 of the
     Prospectus is supplemented with the following:

     (6)  Pursuant  to a Fee Waiver  Agreement  for the  Emerging  Markets  Core
          Equity Portfolio, the Advisor has contractually agreed to waive all or a portion of its management fee to reduce the Portfolio's  expenses up to the amount of its total  management fee when the Portfolio's  total operating expenses exceed 1.00% of the Portfolio's  average net assets on an annualized  basis.  At any time that the annualized  expenses of the  Portfolio  are less than  1.00% of its  average  net assets on an annualized basis, the Advisor retains the right to seek  reimbursement for any fees previously  waived to the extent that such  reimbursement will not cause the Portfolio's  annualized expenses to exceed 1.00% of its average net assets.  The  Portfolio is not  obligated to reimburse the  Advisor  for fees  previously  waived  by the  Advisor  more than thirty-six months prior to the date of such reimbursement.

(iv) The twentieth  line of the Example on page 20 of the Prospectus is deleted, and replaced with the following:

                                              1 Year  3 Years  5 Years  10 Years
Emerging Markets Core Equity Portfolio (2)...  $102    $350      N/A       N/A

                  The date of this Supplement is April 6, 2005.